Obligations under Guarantees and Other Off-balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period	The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of risk management techniques of the MUFG Group.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2023:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥4,047	¥743	¥185
Performance guarantees	4,179	3,100	930	149
Derivative instruments(1)	48,363	22,197	16,036	10,130
Liabilities of trust accounts	17,139	8,780	798	7,561
Other	85	15	70	—
Total	¥74,741	¥38,139	¥18,577	¥18,025

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2024:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥5,320	¥4,330	¥823	¥167
Performance guarantees	4,770	3,598	1,005	167
Derivative instruments(1)	51,046	22,233	18,100	10,713
Liabilities of trust accounts	19,938	12,502	738	6,698
Other	40	38	2	—
Total	¥81,114	¥42,701	¥20,668	¥17,745

Note:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2023 and 2024. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2023:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥4,819	¥78	¥17	¥61
Performance guarantees	4,179	4,066	53	29	31
Total	¥9,154	¥8,885	¥131	¥46	¥92

		Amount by borrower grade
At March 31, 2024:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,320	¥5,161	¥123	¥18	¥18
Performance guarantees	4,770	4,668	44	29	29
Total	¥10,090	¥9,829	¥167	¥47	¥47

Notes:
(1)Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or loans contractually past due 90 days or more for special reasons.
(2)Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
Contractual Amounts with Regard to Other Off-balance Sheet Instruments	The table below presents the contractual amounts with regard to the other off-balance sheet instruments at March 31, 2023 and 2024:

	2023	2024
	(in billions)
Commitments to extend credit	¥88,631	¥94,383
Commercial letters of credit	871	974
Commitments to make investments	705	674